Significant Accounting Policies (Details) - USD ($)		6 Months Ended
	Apr. 01, 2019	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Significant Accounting Policies [Abstract]
Current assets		$ 28,300,690		$ 31,908,303
Current liabilities		37,151,481		31,505,625
Paid to suppliers		150,547	$ 8,929
Allowance for credit losses on accounts receivable		$ 684,067		$ 533,520
Residual value percentage		5.00%
Interest expense		$ 5,992	47,925
VAT rate	13.00%
Subsidies received		479,152	559,028
Shipping and handling costs		$ 288,767	$ 224,567
Tax benefit percentage		50.00%